Lease liabilities - Additional information (Details)	12 Months Ended
Dec. 31, 2019 CAD ($) warehouse
Lease liabilities.
Number of Warehouse Leases with Renewal Options | warehouse	2
Term of leases expire	5 years
Lease expenses | $	$ 36,665